Investment Strategy	Nov. 30, 2025
BNY Mellon Global Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund's investments will be focused on companies located in the developed markets. Examples of "developed markets" are the United States, Canada, Japan, Australia, Hong Kong and Western Europe. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection but, at times, may invest a substantial portion of its assets in a single country. The fund may invest in the securities of companies of any market capitalization, but seeks to invest primarily in companies with large market capitalizations. The fund considers large cap companies to be those with market capitalizations of $20 billion or more at the time of purchase.

The fund's sub-adviser, Walter Scott & Partners Limited (Walter Scott), an affiliate of BNY Mellon Investment Adviser, Inc., seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable long-term growth, thereby benefitting from the power of compounding. Walter Scott focuses on individual stock selection, building the fund's portfolio from the bottom up through extensive fundamental research.

The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed analysis. Geographic, sector and industry allocations, as well as allocations to equity securities of companies with varying market capitalizations, are the results of, not part of, the investment process, because Walter Scott's sole focus is on the analysis of and investment in individual companies.

The fund typically sells a security when it no longer possesses the characteristics that caused Walter Scott to purchase the security for the fund's portfolio. A security may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. Walter Scott may reduce the weighting of a security held by the fund if it becomes overweighted as determined by Walter Scott.

BNY Mellon International Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund normally invests primarily in foreign companies located in the developed markets. Examples of "developed markets" are Canada, Japan, Australia, Hong Kong and Western Europe. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection but, at times, may invest a substantial portion of its assets in a single country. The fund may invest in the securities of companies of any market capitalization, but seeks to invest primarily in companies with large market capitalizations. The fund considers large cap companies to be those with market capitalizations of $20 billion or more at the time of purchase.

The fund's sub-adviser, Walter Scott & Partners Limited (Walter Scott), an affiliate of BNY Mellon Investment Adviser, Inc., seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable long-term growth, thereby benefitting from the power of compounding. Walter Scott focuses on individual stock selection, building the fund's portfolio from the bottom up through extensive fundamental research.

The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed analysis. Geographic, sector and industry allocations, as well as allocations to equity securities of companies with varying market capitalizations, are the results of, not part of, the investment process, because Walter Scott's sole focus is on the analysis of and investment in individual companies.

The fund typically sells a security when it no longer possesses the characteristics that caused Walter Scott to purchase the security for the fund's portfolio. A security may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. Walter Scott may reduce the weighting of a security held by the fund if it becomes overweighted as determined by Walter Scott.